PGIM Emerging Markets Debt Hard Currency Fund Expense Example - PGIM Emerging Markets Debt Hard Currency Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 429
Expense Example, with Redemption, 3 Years	1,518
Expense Example, with Redemption, 5 Years	2,598
Expense Example, with Redemption, 10 Years	5,256
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	6,566
Expense Example, with Redemption, 5 Years	8,167
Expense Example, with Redemption, 10 Years	8,644
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,159
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	$ 987